UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY               12207-1002

(Address of principal executive offices)          (Zip code)

Robert A. Benton

Nine Elk Street, Albany, NY 12207-1002

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund

Paradigm Opportunity Fund

Paradigm Select Fund

Paradigm Capital Appreciation Fund

Paradigm Intrinsic Value Fund

Paradigm Small Cap Growth Fund

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT

June 30, 2008

Table of Contents

PARADIGM FUNDS

Letter to Shareholders

 2

Sector Allocation

             7

Performance Information

            10

Schedules of Investments

            13

Statements of Assets and Liabilities

            28

Statements of Operations

            28

Statements of Changes in Net Assets

31

Financial Highlights

34

NOTES TO FINANCIAL STATEMENTS

37

DISCLOSURE OF EXPENSES

43

ADDITIONAL INFORMATION

46

2008 Semi-Annual Report  1

Letter to Shareholders

June 30, 2008

Market and Economic Overview

The stock market remained volatile with a downward bias in the first half of 2008.  Recession fears, panic in the credit markets, and record oil prices placed significant pressure on the financial markets.  For the first six months of the year, the large cap S&P 500 Index declined 11.9%, while the small cap Russell 2000 Index dropped 9.4%.

Looking closer at the credit markets, a chain of several negative events caused a material sell-off in financial-related stocks as well as a ripple effect across several industries.  In February, the municipal bond, auction rate securities, and Agency mortgage-backed securities markets seized.  The Fed responded by creating a $200 billion loan facility for Agency collateral to alleviate funding concerns.  In March, the failure of Bear Stearns appeared to symbolize the peak of the credit market panic.  The Fed's orchestrated sale of Bear Stearns to JP Morgan, decision to allow primary dealers to borrow funds from the Fed, and aggressive interest rate cuts sent the markets higher from March 17 to mid-May, almost back to even for the year.  Over this same period of time, oil prices surged to a peak above $147 in July.  As the momentum of interest rate cuts, tax rebate checks, and the Fed's rescue efforts subsided, reality set back in for the stock market.  Record oil prices, inflationary concerns, deepening credit market issues, housing market deterioration, labor market weakness, and recession concerns sent the stock market back to new lows by mid-July.

We believe, the issues in the U.S. housing and credit markets and their after shocks clearly will play out over a period of years, not months.  However, as time passes, the losses are being quantified and it is becoming more apparent where the risks are concentrated.  With regard to energy prices, the market forces of supply and demand will ultimately rule the day.  In our opinion, consumers and businesses adjust their behavior over the long-term, not a matter of months.  However, consumers have already adjusted their driving habits and the shift in market share to fuel efficient cars has been dramatic.

While the current economic and market environment clearly has not been for the faint of heart, periods of uncertainty, risk aversion, and highly negative sentiment have provided significant opportunities for disciplined investors.  Over the past 80 years, U.S. small cap stocks have returned close to 13% per year on an absolute basis and 10% adjusted for inflation.  These strong returns are amplified coming out of periods of market and economic contractions.  As we mentioned in the annual letter, we do not know how long this downturn will last.  But we are value investors with a long-term investment horizon and remain focused on our disciplined, bottom-up stock selection process.

In closing, we would like to thank all of our shareholders for their continued trust and confidence.

Paradigm Value Fund

Portfolio Performance

The Paradigm Value Fund (the "Fund") declined 9.26% in the first half of 2008 compared to a 9.84% drop for its benchmark, the Russell 2000 Value Index.  Over the past year, the Fund has declined 12.99% vs. a 21.63% drop for the benchmark.  Since inception (1/1/03), the Fund has generated a return of 21.26% compared to 12.14% for the Russell 2000 Value Index.

2008 Semi-Annual Report  2

Portfolio Overview

The Fund clearly has been impacted by the challenging market environment over the past year.  Our focus on risk management and stock selection has led to an out performance of 8.6% compared to the benchmark, the Russell 2000 Value Index, and illustrates our strategy to outperform in all market environments.

Similar to the rest of the market, Energy was the Fund's best performing sector and largest contributor to overall returns in the first half of 2008.  Two of the Fund's strong 2007 performers, Whiting Petroleum and Atwood Oceanics, continue to generate strong returns given the surge in oil prices and solid company execution.

Consumer Staples was another bright spot driven by strong stock selection.  Corn Products International, a corn refiner and provider of ingredients including high fructose corn syrup, rallied to record highs as they exceeded earnings expectations.  The stock appreciated further on the heels of Bunge offering to acquire the company in an all-stock deal.  Flowers Foods, a producer of bakery products, has navigated the difficult commodity environment superbly while posting record revenue, margins, and earnings.

Industrials have been a long-term driver of Fund performance and stock selection remained solid, driven by our transportation holdings.  Kansas City Southern, a railroad operator, has benefited from favorable rail industry dynamics and offers compelling future growth potential from the port at Lazaro Cardenas in Mexico.  Pacer International, a non-asset based North American logistics and intermodal services provider, was another top performer.  Better than expected rail brokerage volumes and benefits from the timing of fuel surcharges drove results ahead of expectations and the stock higher.

Lastly, the decision to significantly underweight the Financials sector positively impacted performance.  As discussed in detail in our review of the markets and economy, the credit crisis has created a high level of risk in the financial sector.  While valuations contracted during the sell-off over the past year, the continued deterioration in fundamentals has kept us on the sidelines and cautious.

The Fund's most challenging sector in the first half of 2008 was the Materials sector.  The surge in commodity prices positively impacted several industries in the Materials sector.  However, the portfolio had limited exposure to these areas.  Our performance in Materials was hurt by RTI International, a supplier of titanium products to the aerospace and industrial markets.  While the company is well positioned long-term given the increased use of titanium in the aerospace market, short-term profits are being pressured by reduced demand due to the push out of the Boeing 787 at the same time RTI is expanding capacity to meet demand next decade from Boeing, Airbus, and Lockheed.

Paradigm Select Fund

Portfolio Performance

The Paradigm Select Fund (the "Fund") declined 9.96% in the first half of 2008 compared to an 8.11% decline for its smid cap benchmark, the Russell 2500 Index. Over the past year, the Fund has declined 13.06% vs. a 14.28% drop for the benchmark.  Since inception (1/1/05), the Fund has generated a return of 7.69% compared to 4.59% for the Russell 2500 Index.

Portfolio Overview

The Energy sector was by far the best performing market sector in the first half of 2008 and the best performing sector in the Fund led by Whiting Petroleum, Plains Exploration, and Denbury Resources, all top 10 performers.

2008 Semi-Annual Report  3

The Fund's Financials sector had the largest positive impact compared to the index given our decision to underweight this sector.  Also, eight of the Fund's eleven holdings during the period outperformed the index sector.

The Industrials sector also contributed positively to relative return driven by strong stock selection.  Three top ten overall contributors were in this sector, Kansas City Southern, Robbins & Myers and Woodward Governor.

The Consumer Staples sector was also a bright spot driven by stock selection led by Flower's Foods.

The Consumer Discretionary sector was troubling during the first half of the year.  Poor stock selection led to five of the Fund's seven holdings underperforming the index sector, four of which were top 10 detractors.  These included Tempur Pedic; Goodyear Tire & Rubber; Jackson Hewitt; and Interactive Data Corp.  We have exited Tempur Pedic and Jackson Hewitt given concerns related to long-term profitability impairment in their markets.  We continue to hold Goodyear and Interactive Data given their strong competitive positions and expectations their markets will improve in the future.

The Materials sector was likewise a detractor from relative returns in the first half of 2008 due to stock selection. RTI International Metals was the second largest detracting stock overall for the Fund.

Paradigm Opportunity Fund

Portfolio Performance

The Paradigm Opportunity Fund (the "Fund") declined 13.25% in the first half of 2008 compared to a 9.37% drop for its benchmark, the Russell 2000 Index.  Over the past year, the Fund has declined 22.56% vs. a 16.19% drop for the benchmark.  Since inception (1/1/05), the Fund has generated a return of 1.67% compared to 2.87% for the Russell 2000 Index.

Portfolio Overview

The Fund's Financials sector had the largest positive impact compared to the index.  Our decision to underweight the sector combined with stock selection both contributed to the positive relative performance.  All three Fund holdings in this sector outperformed the index sector including the one of the top five contributors overall, Cash America International.

The Consumer Staples sector was another bright spot due to strong stock selection.  Both of the Fund's holdings in this sector (Corn Products International and BJ's Wholesale Club) handily outperformed the index sector.

An underweight in the best performing market sector, Energy, detracted from returns despite the Fund matching the index sector's 45% return.  Unit Corp, a natural gas exploration & production company and land driller, was the top overall performer in the Fund.

Industrials were also a detracting sector, due to underperformance.  The Fund's sector declined 17.60%, compared to a decline of 4.00% for the index sector, detracting 1.31% from relative return.  Deluxe Corp was the ninth largest detractor overall.  Six of the Fund's nine holdings underperformed the index sector during the year to date period ended June 30, 2008.

2008 Semi-Annual Report  4

Paradigm Capital Appreciation Fund

Portfolio Performance

The Paradigm Capital Appreciation Fund (the "Fund") declined 10.63% in the first half of 2008 compared to a 7.57% decline for its mid cap benchmark, the Russell Mid Cap Index. The Fund's underperformance of the benchmark was due entirely to sector allocations within the Fund, almost singularly within the Energy sector.  Over the past year, the Fund has declined 22.94% vs. a 11.19% drop for the benchmark.  Since inception (1/1/07), the Fund's annualized return is a decline 9.93% vs. a decline of 1.61% for the Russell Mid Cap Index.

Portfolio Overview

The Fund's Health Care sector had the largest positive impact compared to the index.  Strong stock selection led to an appreciation of 0.95% in a sector that declined 12.34% in the index.  This led to a relative contribution of 1.93%.  Two of our positions drove this outperformance: Universal Health Services contributed 0.64% via a 24.80% return and Psychiatric Solutions contributed 0.61% via a 23.50% return.

Information technology was also a strong relative sector.  Stock selection added 0.73% to relative return as our holdings decline of 5.83% outperformed the index sector decline of 10.49%.  Our position in Brocade Communications contributed 0.26% via a 12.26% return.

An outperformance of 25% in the Utilities sector added a relative contribution of 0.62%.  The Fund held one position in Utilities, Dynegy Inc., which returned 19.75% and contributed 0.49% to total return.

The Financials sector was the largest detractor from relative returns in the first half of 2008. Stock selection detracted 1.62% as the Fund's holdings declined 26.17%, our worst sector overall, compared to the index sector decline of 18.74%.  Five of the 10 largest overall detractors were in this sector.  The detractors included Legg Mason Inc. (0.99% detraction via a 39.95% decline) and CIT Group (0.95% detraction via a 47.47% decline).

Consumer Staples was also a troubling sector as all three holdings underperformed the index sector.  Our sector declined 16.98% compared to a decline of 10.19% for the index sector.  The largest detractor held was Dean Foods, which detracted 0.56% from a 24.13% decline.

Paradigm Intrinsic Value Fund

Portfolio Performance

The Paradigm Intrinsic Value Fund (the "Fund") declined 5.05% in the first half of 2008 compared to a 11.91% decline for its large cap benchmark, the S&P 500 Index, and a 11.05% decline for the its all cap secondary benchmark, the Russell 3000 Index. The Fund's out performance of the benchmark was due mostly to sector allocations within the Fund, though without the consideration of cash in an up market, stock selection becomes the driving force.  This is the since inception period as well.

Portfolio Overview

Very strong stock selection in the Financials sector led to a 21.77% outperformance in the Fund's largest sector and a 3.30% contribution to relative return.  The Fund's sector

2008 Semi-Annual Report  5

declined 5.33% compared to a decline of 27.09% in the Russell 3000 Index, the worst performing market sector.  All nine holdings outperformed the index sector, with Quanta Holdings contributing the most at 0.61% from a 60.32% return.  HSBC Holdings PLC contributed an additional 0.40% from a 10.45% return.

Industrials contributed the second largest amount to relative return, also due to stock selection.  The Fund's sector appreciated 1.23% compared to a decline of 11.94% for the index sector, contributing 1.31% to relative return.  The Fund's top contributing stock overall, Pacer International, contributed 0.63% to total return via a 33.67% appreciation.

The Materials sector was the largest negative contributor to relative returns in the first half of 2008. Poor stock selection detracted 1.58% as the Fund's holdings declined 31.66% compared to the index sector appreciation of 2.32%, a 33.99% underperformance.  The Fund's small total sector position of 3.9% limited the total detraction of this sector.  RTI International Metals was the fifth largest detracting stock for the Fund, detracting 0.75% due to a decline of 42.64%.

The Health Care sector was also troubling in the first half of 2008 as the Fund's holdings declined 41.31%, the worst performing Fund sector.  This underperformance of 29%, led to a relative detraction of 1.19%, however, a small 2.26% weight of the sector within the portfolio limited the overall detraction.  UnitedHealth Group, the third largest overall detractor, declined 31.82% and detracted 0.86% from total return.  WellPoint Inc., the fourth largest overall detractor, declined 46.52% and detracted 0.83% from total return.

2008 Semi-Annual Report  6

Paradigm Funds (Unaudited)

PARADIGM VALUE FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

PARADIGM SELECT FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

2008 Semi-Annual Report  7

Paradigm Funds (Unaudited)

PARADIGM OPPORTUNITY FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

PARADIGM CAPITAL APPRECIATION FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

2008 Semi-Annual Report  8

Paradigm Funds (Unaudited)

PARADIGM INTRINSIC VALUE FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

PARADIGM SMALL CAP GROWTH FUND

Sector Allocation (Unaudited)

(As a Percentage of Common Stock Held)

2008 Semi-Annual Report  9

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average  Annual Rate of Return (%) for The Periods Ended June 30, 2008

June 30, 2008 NAV $44.71

               Since

                                                    1 Year(A)         5 Years(A)        Inception(A)

Paradigm Value Fund

   (12.99)%

  18.55%

               21.26%

Russell 2000® Value Index(B)

   (21.63)%

  10.02%

               12.14%

(A) 1 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average  Annual Rate of Return (%) for The Periods Ended June 30, 2008

June 30, 2008 NAV $25.13

   Since

1 Year(A)

3 Year(A)

Inception(A)

Paradigm Select Fund

           (13.06)%

             7.03%

   7.69%

Russell 2500® Index (B)

           (14.28)%

             4.94%

   4.59%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "mid" cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT WWW.PARADIGM-FUNDS.COM.

2008 Semi-Annual Report  10

Paradigm Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

Average  Annual Rate of Return (%) for The Periods Ended June 30, 2008

June 30, 2008 NAV $19.90

   Since

1 Year(A)

3 Year(A)

Inception(A)

Paradigm Opportunity Fund    (22.56)%            1.59%                   1.67%

Russell 2000® Index(B)

            (16.19)%            3.79%                   2.87%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Opportunity Fund was January 1, 2005.

(B) The Russell 2000® Index (whose composition is different from the Fund) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Paradigm Capital Appreciation Fund (Unaudited)

PERFORMANCE INFORMATION

Average  Annual Rate of Return (%) for The Periods Ended June 30, 2008

June 30, 2008 NAV $17.07

                Since

            1 Year(A)

             Inception(A)

Paradigm Capital Appreciation Fund

(22.94)%               (9.93)%

Russell MidCap® Index(B)

            (11.19)%

                (1.61)%

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Capital Appreciation Fund was January 1, 2007.

(B) The Russell MidCap® Index (whose composition is different from the Fund) is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, representing approximately 26% of the total market capitalization of the Russell 1000 Index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT WWW.PARADIGM-FUNDS.COM.

2008 Semi-Annual Report  11

Paradigm Intrinsic Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average  Annual Rate of Return (%) for The Period Ended June 30, 2008

June 30, 2008 NAV $18.99

                                           Since

    Inception(A)

Paradigm Intrinsic Value Fund

                   (5.05)%

S&P 500® Index(B)

                              (11.91)%

Russell 3000® Index(C)

                              (11.05)%

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Intrinsic Value Fund was January 1, 2008.

(B) The S&P 500®  Index is a managed index which measures the performance of 500 companies chosen by Standard & Poor’s to represent the large cap U.S. equity market.

(C) The Russell 3000® Index measures the performance of the largest 3,000 companies in the U.S. equity market.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Paradigm Small Cap Growth Fund (Unaudited)

PERFORMANCE INFORMATION

Average  Annual Rate of Return (%) for The Period Ended June 30, 2008

June 30, 2008 NAV $19.56

             Since

                     Inception(A)

Paradigm Small Cap Growth Fund

            (2.20)%

Russell 2000® Growth Index(B)

            (8.93)%

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Small Cap Growth Fund was January 1, 2008.

(B) The Russell 2000® Growth Index is an unmanaged index which measures the performance of growth oriented portion of the smallest 2000 stocks in the Russell 3000 Index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT WWW.PARADIGM-FUNDS.COM.

2008 Semi-Annual Report  12

Paradigm Value Fund

		Schedule of Investments
		June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Adhesives & Sealants
26,000	HB Fuller Co.	$ 583,440	0.50%

Apparel & Other Finished Products of Fabrics & Similar Materials
48,800	Volcom Inc. *	1,167,784	1.00%

Ball & Roller Bearings
74,600	NN Inc.	1,039,924	0.89%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
53,400	Deluxe Corp.	951,588	0.81%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
48,500	Corn Products International Inc.	2,381,835	2.04%

Carpets & Rugs
73,300	Interface Inc.	918,449	0.79%

Chemical & Allied Products
45,600	Arch Chemicals Inc.	1,511,640
108,500	Innospec Inc.	2,041,970
		3,553,610	3.04%

Computer Services Software & Services
46,950	Aspen Technology Inc. *	624,435	0.53%

Crude Petroleum & Natural Gas
22,200	Swift Energy Co. *	1,466,532
28,600	Whiting Petroleum Corp. *	3,033,888
		4,500,420	3.85%

Deep Sea Foreign Transportation of Freight
16,500	Seacor Holdings Inc. *	1,476,915	1.26%

Drilling Oil & Gas Wells
23,600	Atwood Oceanics Inc. *	2,934,424	2.51%

Electric Services
64,000	Portland General Electric Co.	1,441,280	1.23%

Electrical Industrial Apparatus
51,200	Woodward Governor Co.	1,825,792	1.56%

Electronic Components, NEC
266,150	Spectrum Control Inc. *	2,182,430	1.87%

Fire, Marine & Casualty Insurance
53,200	Harleysville Group Inc.	1,799,756	1.54%

Food and Kindred Products
65,750	Flowers Foods Inc.	1,863,355	1.59%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
67,300	JAKKS Pacific Inc. *	1,470,505	1.26%

Greeting Cards
62,435	CSS Industries Inc.	1,512,176	1.29%

Hospital & Medical Service Plans
86,000	Molina Healthcare Inc. *	2,093,240	1.79%

Household Furniture
43,200	Tempur Pedic International Inc.	337,392	0.29%

In Vitro & In Vivo Diagnostic Substances
177,000	Trinity Biotech plc * **	683,220	0.58%

Industrial Instruments For Measurement, Display and Control
12,000	K-Tron International Inc. *	1,555,200	1.33%

Industrial Organic Chemicals
81,900	Sensient Technologies Corp.	2,306,304	1.97%

Life Insurance
8,100	National Western Life Insurance Co.	1,769,850	1.51%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  13

Paradigm Value Fund

	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Men's & Boy's Furnishings, Work Clothing & Allied Garments
61,300	Silgan Holdings Inc.	$ 2,244,806	1.92%

Metal Cans
43,000	Silgan Holdings Inc.	2,181,820	1.87%

Miscellaneous Industrial & Commercial Machinery & Equipment
48,200	Curtiss-Wright Corp.	2,156,468	1.84%

Miscellaneous Chemical Products
66,700	WD-40 Co.	1,950,975	1.67%

Motor Vehicle Parts & Accessories
57,600	Superior Industries International Inc.	972,288	0.83%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
59,100	Steris Corp.	1,699,716	1.45%

Pharmaceutical Preparations
87,900	Alpharma Inc. *	1,980,387
114,300	K V Pharmaceutical Co. Class A *	2,209,419
		4,189,806	3.59%

Railroads, Line-Haul Operating
60,400	Kansas City Southern *	2,656,996	2.27%

Retail - Auto Dealers & Gasoline Stations
80,600	Penske Automotive Group, Inc.	1,188,044	1.02%

Retail - Shoe Stores
61,000	Genesco Inc. *	1,883,070	1.61%

Retail - Women's Clothing Stores
99,800	AnnTaylor Stores Corp. *	2,391,208	2.05%

Rolling, Drawing & Extruding of Nonferrous Metals
32,200	RTI International Metals Inc. *	1,146,964	0.98%

Savings Institution, Federally Chartered
100,000	United Financial Bancorp	1,117,000
173,000	Westfield Financial Inc.	1,565,650
		2,682,650	2.29%

Services - Automotive Repair, Service & Parking
31,600	Cabot Microelectronics Corp. *	1,047,540
78,900	Verigy, Ltd. *	1,791,819
		2,839,359	2.43%

Services - Business Services
80,100	Fair Isaac Corp.	1,663,677
143,100	Premiere Global Services, Inc. *	2,086,398
		3,750,075	3.21%

Services - Computer Programming Services
234,900	Ness Technologies Inc. * **	2,377,188	2.03%

Services - Hospitals
63,100	Magellan Health Services Inc. *	2,336,593
149,400	Rehabcare Group Inc. *	2,394,882
		4,731,475	4.06%

Services - Prepackaged Software
175,800	Compuware Corp. *	1,677,132
219,500	Epicor Software Corp. *	1,516,745
82,700	Sybase, Inc. *	2,433,034
		5,626,911	4.82%

Special Industry Machinery, NEC
54,200	Varian Semiconductor Equipment Associates Inc. *	1,887,244	1.61%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  14

Paradigm Value Fund

	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Sporting & Athletic Goods, NEC
165,400	Callaway Golf Co.	$ 1,956,682
375,400	Cybex International Inc. *	1,287,622
		3,244,304	2.78%

Surgical & Medical Instruments & Apparatus
157,700	Cantel Medical Corp. *	1,595,924	1.37%

Telephone Communications
110,000	iBasis Inc.	360,800	0.31%

Trucking (No Local)
35,000	Arkansas Best Corp.	1,282,400	1.10%

Water Transportation
213,500	Horizon Lines, Inc.	2,124,325	1.82%

Water, Sewer, Pipeline, Comm & Power Line Construction
17,250	Preformed Line Products Co.	695,347	0.59%

Wholesale - Durable Goods
56,700	School Specialty, Inc. *	1,685,691	1.44%

Wholesale - Machinery, Equipment & Supplies
99,500	Kaman Corp.	2,264,620	1.94%

Total for Common Stock (Cost $100,361,016)		$ 102,783,798	87.93%

REAL ESTATE INVESTMENT TRUSTS
245,200	Anworth Mortgage Asset Corp.	1,596,252
293,600	MFA Mortgage Investments Inc.	1,914,272
	(Cost $4,611,898)	3,510,524	3.00%

CASH EQUIVALENTS
10,901,121	SEI Daily Income Treasury Government CL B 1.97% ***	10,901,121	9.33%
	(Cost $10,901,121)

Total Investment Securities		117,195,443	100.26%
	(Cost $115,874,035)

Liabilities In Excess of Other Assets		(298,290)	-0.26%

Net Assets		$ 116,897,153	100.00%

*Non-Income Producing Securities.

***Variable Rate Security; the rate shown was the rate at

June 30, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  15

Paradigm Select Fund

		Schedule of Investments
		June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Adhesives & Sealants
1,100	HB Fuller Co.	$ 24,684	0.50%

Biological Products, (No Diagnostic Substances)
2,300	Invitrogen Corp. *	90,298	1.84%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
2,200	Deluxe Corp.	39,204	0.80%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
1,600	The J. M. Smucker Company	65,024	1.32%

Carpets & Rugs
3,000	Interface Inc.	37,590	0.77%

Chemical & Allied Products
1,200	Innospec Inc.	22,584	0.46%

Communications Equipment
3,800	Checkpoint Systems Inc. *	79,344	1.62%

Crude Petroleum & Natural Gas
2,400	Denbury Resources Inc. *	87,600
2,100	Plains Exploration & Production Company *	153,237
1,100	Whiting Petroleum Corp. *	116,688
		357,525	7.29%

Electric & Other Services Combined
4,700	CMS Energy Corp.	70,030	1.43%

Electric Services
7,600	Dynegy Inc. *	64,980
1,600	Energy East Corp.	39,552
3,300	Portland General Electric Co.	74,316
		178,848	3.65%

Electrical Industrial Apparatus
2,300	Woodward Governor Co.	82,018	1.67%

Electronic Components & Accessories
5,500	AVX Corp.	62,205	1.27%

Fabricated Rubber Products
1,000	Carlisle Companies Inc.	29,000
1,800	West Pharmaceutical Services, Inc.	77,904
		106,904	2.18%

Fire, Marine & Casualty Insurance
261	Alleghany Inc. *	86,665
3,500	American Financial Group Inc.	93,625
3,000	Harleysville Group Inc.	101,490
		281,780	5.75%

Food & Kindred Products
2,775	Flowers Foods Inc.	78,643	1.60%

Guided Missiles & Space Vehicles & Parts
800	Alliant Techsystems Inc. *	81,344	1.66%

Household Furniture
2,200	Tempur Pedic International Inc.	17,182	0.35%

Insurance Agents, Brokers & Service
3,100	Arthur J Gallagher & Co.	74,710	1.52%

Laboratory Analytical Instruments
2,748	PerkinElmer Inc.	76,532	1.56%

Meat Packing Plants
2,300	Hormel Foods Corp.	79,603	1.62%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
2,480	Phillips-Van Heusen Corp.	90,818	1.85%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  16

Paradigm Select Fund

		Schedule of Investments
		June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Miscellaneous Furniture & Fixtures
1,500	Hillenbrand Industries Inc.	$ 32,100	0.65%

Miscellaneous Industrial & Commercial Machinery & Equipment
2,400	Curtiss-Wright Corp.	107,376	2.19%

Motor Vehicles Parts & Accessories
1,900	CLARCOR Inc.	66,690	1.36%

National Commercial Banks
2,400	FirstMerit Corp.	39,144	0.80%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,700	Steris Corp.	77,652	1.58%

Pharmaceutical Preparations
4,300	K V Pharmaceutical Co. Class A *	83,119	1.69%

Plastics Products
2,000	AptarGroup Inc.	83,900	1.71%

Pumps & Pumping Equipment
2,100	Robbins & Myers Inc.	104,727	2.13%

Radiotelephone Communications
1,900	Telephone & Data Systems Inc.	83,790	1.71%

Railroad, Line-Haul Operating
2,448	Kansas City Southern *	107,687	2.19%

Retail - Auto Dealers & Gasoline Stations
3,900	Penske Automotive Group, Inc.	57,486	1.17%

Retail - Retail Stores
3,200	Petsmart Inc.	63,840	1.30%

Retail - Women's Clothing Stores
4,100	AnnTaylor Stores Corp. *	98,236	2.00%

Rolling, Drawing & Extruding of Nonferrous Metals
1,300	RTI International Metals Inc. *	46,306	0.94%

Security & Commodity Brokers, Dealers, Exchanges & Services
3,400	Interactive Data Corporation	85,442	1.74%

Semiconductors & Related Devices
1,800	Cabot Microelectronics Corp. *	59,670
3,200	Verigy, Ltd. * **	72,672
		132,342	2.70%

Services - Business Services
3,400	Fair Isaac Corp.	70,618
6,100	Premiere Global Services Inc. *	88,938
		159,556	3.25%

Services - Computer Integrated Systems Design
5,100	Convergys Corp. *	75,786	1.54%

Services - Hospitals
2,400	Magellan Health Services Inc. *	88,872	1.81%

Services - Misc Health & Allied Services, NEC
3,100	Lincare Holdings Inc. *	88,040	1.79%

Services - Motion Picture Theaters
5,100	Regal Entertainment Group	77,928	1.59%

Services - Prepackaged Software
7,600	Compuware Corp. *	72,504
4,100	Epicor Software Corp. *	28,331
3,700	Sybase, Inc. *	108,854
		209,689	4.27%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  17

Paradigm Select Fund

	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
1,300	Church & Dwight Co., Inc.	$ 73,255	1.49%

Special Industry Machinery (No Metalworking Machinery)
2,300	Pentair Inc.	80,546	1.64%

Special Industry Machinery
2,400	Varian Semiconductor Equipment Associates Inc. *	83,568	1.70%

Sporting & Athletic Goods, NEC
5,400	Callaway Golf Co.	63,882	1.30%

State Commercial Banks
2,100	Wilmington Trust Corporation	55,524	1.13%

Tires & Inner Tubes
3,600	Goodyear Tire & Rubber Co. *	64,188	1.31%

Water Transportation
1,700	Alexander & Baldwin Inc.	77,435	1.58%

Wholesale - Electronic Parts & Equipment
2,900	Avnet Inc. *	79,112	1.62%

Total for Common Stock (Cost $4,256,653)		$ 4,544,088	92.59%

REAL ESTATE INVESTMENT TRUSTS
13,800	Anworth Mortgage Asset Corp.	89,838
12,800	MFA Mortgage Investments Inc.	83,456
	(Cost $201,091)	173,294	3.53%

CASH EQUIVALENTS
199,759	SEI Daily Income Treasury Government CL B 1.97% ***	199,759	4.07%
	(Cost $199,759)

Total Investment Securities		4,917,141	100.19%
	(Cost $4,657,503)

Liabilities in Excess of Other Assets		(9,255)	-0.19%

Net Assets		$ 4,907,886	100.00%

*Non-Income Producing Securities.

***Variable Rate Security; the rate shown was the rate at

June 30, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  18

Paradigm Opportunity Fund

		Schedule of Investments
		June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment
5,900	LMI Aerospace Inc. *	$ 103,663	2.94%

Apparel & Other Finished Products of Fabrics & Similar Materials
4,200	Volcom Inc. *	100,506	2.85%

Carpets & Rugs
5,500	Interface Inc.	68,915	1.96%

Communications Equipment
5,200	Checkpoint Systems Inc. *	108,576	3.08%

Computer Services Software
8,000	Aspen Technology Inc. *	106,400	3.02%

Electronic Components, NEC
17,400	Spectrum Control Inc. *	142,680	4.05%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
4,700	JAKKS Pacific Inc. *	102,695	2.91%

Hospital & Medical Service Plans
4,400	Molina Healthcare Inc. *	107,096	3.04%

In Vitro & In Vivo Diagnostic Substances
17,200	Trinity Biotech plc * **	66,392	1.88%

Miscellaneous Electrical Machinery, Equipment & Supplies
14,300	GSI Group Inc. *	110,968	3.15%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,700	Steris Corp.	106,412	3.02%

Pharmaceutical Preparations
8,100	K V Pharmaceutical Co. *	156,573	4.44%

Retail - Auto Dealers & Gasoline Stations
7,200	Penske Automotive Group, Inc.	106,128	3.01%

Retail - Women's Clothing Stores
4,600	AnnTaylor Stores Corp. *	110,216	3.13%

Semiconductors & Related Devices
4,800	Verigy, Ltd. * **	109,008	3.09%

Services - Business Services
7,300	Premiere Global Services Inc. *	106,434	3.02%

Services - Computer Integrated Systems Design
9,800	Radiant Systems Inc. *	105,154	2.98%

Services - Computer Programming Services
5,700	JDA Software Group Inc. *	103,170
10,500	Ness Technologies Inc. * **	106,260
		209,430	5.94%

Services - Hospitals
2,800	Magellan Health Services Inc. *	103,684
6,700	Rehabcare Group Inc. *	107,401
		211,085	5.99%

Services - Motion Picture Theaters
7,500	Regal Entertainment Group	114,600	3.25%

Service - Prepackaged Software
11,700	Compuware Corp. *	111,618
14,600	Epicor Software Corp. *	100,886
6,100	Parametric Technology Corp. *	101,687
3,400	Sybase, Inc. *	100,028
		414,219	11.76%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  19

Paradigm Opportunity Fund

	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Sporting & Athletic Goods, NEC
9,200	Callaway Golf Co.	$ 108,836
30,700	Cybex International Inc. *	105,301
		214,137	6.08%

Surgical & Medical Instruments & Apparatus
8,500	AngioDynamics Inc. *	115,770
10,100	Cantel Medical Corp. *	102,212
		217,982	6.20%

Wholesale - Machinery, Equipment & Supplies
4,800	Kaman Corp.	109,248	3.11%

Total for Common Stock (Cost $3,542,673)		$ 3,308,517	93.90%

CASH EQUIVALENTS
217,547	SEI Daily Income Treasury Government CL B 1.97% ***	217,547	6.18%
	(Cost $217,547)

Total Investment Securities		3,526,064	100.08%
	(Cost $3,760,220)

Liabilities In Excess of Other Assets		(2,718)	-0.08%

Net Assets		$ 3,523,346	100.00%

*Non-Income Producing Securities.

***Variable Rate Security; the rate shown was the rate at

June 30, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  20

Paradigm Capital Appreciation Fund

	Schedule of Investments
		June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Ball & Roller Bearings
2,150	Timken Co.	$ 70,821	3.75%

Beverages
2,650	Constellation Brands Inc. *	52,629	2.78%

Biological Products, (No Diagnostic Substances)
1,700	Invitrogen Corp. *	66,742	3.53%

Computer Communications Equipment
6,275	Brocade Communications Systems Inc. *	51,706	2.74%

Crude Petroleum & Natural Gas
2,325	Denbury Resources Inc. *	84,863	4.49%

Drilling Oil & Gas Wells
1,400	Helmerich & Payne Inc.	100,828	5.34%

Electric Lighting & Wiring Equipment
1,450	Hubbell Inc. Class B	57,812	3.06%

Electric Services
7,600	Dynegy Inc. *	64,980	3.44%

Electronic Components & Accessories
5,175	Vishay Intertechnology Inc. *	45,902	2.43%

Finance Services
2,033	Metavante Technologies, Inc. *	45,986	2.43%

Fire, Marine & Casualty Insurance
625	Everest Re Group Ltd.	49,819
1,950	HCC Insurance Holdings Inc.	41,223
		91,042	4.82%

Ice Cream & Frozen Desserts
2,000	Dean Foods Co. *	39,240	2.08%

Instruments For Meas & Testing of Electricity & Elec Signals
3,750	Teradyne Inc. *	41,513	2.20%

Investment Advice
725	Legg Mason Inc.	31,588	1.67%

Land Subdividers & Developers (No Cemeteries)
2,325	The St. Joe Company	79,794	4.22%

Measuring & Controlling Devices
900	Rockwell Automation Inc.	39,357	2.08%

Meat Packing Plants
1,450	Hormel Foods Corp.	50,185	2.66%

Mining Machinery & Equipment (No Oil & Gas Field Mach & Equipment)
975	Joy Global, Inc.	73,934	3.91%

Motor Vehicles & Passenger Car Bodies
1,125	Oshkosh Truck Corp.	23,276	1.23%

Operative Builders
2,175	Toll Brothers Inc. *	40,738	2.16%

Paints, Varnishes, Lacquers, Enamels & Allied Products
2,775	RPM International Inc.	57,165	3.02%

Pharmaceutical Preparations
850	Cephalon Inc. *	56,686	3.00%

Radiotelephone Communications
1,200	Telephone & Data Systems Inc.	52,920	2.80%

Retail - Miscellaneous Shopping Goods Stores
4,600	Office Depot, Inc. *	50,324	2.66%

Services - Computer Integrated Systems Design
1,175	Computer Sciences Corp. *	55,037	2.91%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  21

Paradigm Capital Appreciation Fund

	Schedule of Investments
		June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Services - General Medical & Surgical Hospitals
1,050	Universal Health Services Inc.	$ 66,381	3.51%

Services - Misc Health & Allied Services, NEC
1,575	Lincare Holdings Inc. *	44,730	2.37%

Services - Specialty Outpatient Facilities, NEC
1,700	Psychiatric Solutions, Inc. *	64,328	3.40%

State Commercial Banks
2,225	Associated Banc-Corp	42,920
1,975	Wilmington Trust Corp.	52,219
		95,139	5.03%

Surgical & Medical Instruments & Apparatus
900	Teleflex Inc.	50,031	2.64%

Telephone & Telegraph Apparatus
2,525	Polycom, Inc. *	61,509	3.25%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
975	Amerisourcebergen Corp.	38,990	2.07%

Wholesale - Misc Durable Goods
2,375	Pool Corp	42,180	2.24%

Total for Common Stock (Cost $2,031,509)		$ 1,888,356	99.92%

CASH EQUIVALENTS
21,899	SEI Daily Income Treasury Government CL B 1.97% **	21,899	1.16%
	(Cost $21,899)

Total Investment Securities		1,910,255	101.08%
	(Cost $2,053,408)

Liabilities In Excess of Other Assets		(20,391)	-1.08%

Net Assets		$ 1,889,864	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; the rate shown was the rate at

June 30, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  22

Paradigm Intrinsic Value Fund

	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Beverages
655	Dr Pepper Snapple Group, Inc. *	$ 13,742
595	Pepsico, Inc.	37,836
		51,578	2.42%

Bottled & Canned Soft Drinks & Carbonated Waters
878	Cadbury Schweppes plc **	44,181	2.08%

Chemicals & Allied Products
2,895	Innospec Inc.	54,484	2.56%

Crude Petroleum & Natural Gas
215	Apache Corp.	29,885
455	EnCana Corp.	41,373
510	Plains Exploration & Production Company *	37,215
		108,473	5.10%

Fire, Marine & Casualty Insurance
2,300	American Financial Group Inc.	61,525
11	Berkshire Hathaway Inc. Class B *	44,132
		105,657	4.96%

Food and Kindred Products
555	Nestle SA **	62,771	2.95%

Guided Missiles & Space Vehicles & Parts
405	Alliant Techsystems Inc. *	41,180	1.94%

Insurance Agents, Brokers & Service
2,360	Marsh & McLennan Companies, Inc.	62,658	2.94%

Leather & Leather Products
2,375	Coach Inc. *	68,590	3.22%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
1,715	Phillips-Van Heusen Corp.	62,803	2.95%

Misccellaneous Industrial & Commercial Machinery & Equipment
1,545	Curtiss-Wright Corp.	69,123	3.25%

Miscellaneous Fabricated Metal Products
945	Parker Hannifin Corporation	67,397	3.17%

Miscellaneous Metal Ores
1,120	Cameco Corp.	48,014	2.26%

Newspapers: Publishing or Publishing and Printing
3,270	News Corp. Class A	49,181	2.31%

Petroleum Refining
375	ConocoPhillips	35,396	1.66%

Railroads, Line-Haul Operating
820	Canadian National Railway Company	39,426	1.85%

Retail - Women's Clothing Stores
1,810	AnnTaylor Stores Corp.*	43,368	2.04%

Rolling Drawing & Extruding of Nonferrous Metals
540	RTI International Metals Inc. *	19,235	0.90%

Semiconductors & Related Devices
1,755	Applied Materials Inc.	33,503	1.57%

Services - Business Services
1,770	Fair Isaac Corp.	36,763	1.73%

Services - Hospitals
1,015	Magellan Health Services Inc. *	37,585	1.77%

Service - Prepackaged Software
5,355	Compuware Corp. *	51,087	2.40%

Ship & Boat Building & Repairing
945	General Dynamics Corp.	79,569	3.74%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  23

Paradigm Intrinsic Value Fund

	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Special Industry Machinery, NEC
790	Cymer Inc. *	$ 21,235
1,100	Varian Semiconductor Equipment Associates Inc. *	38,302
		59,537	2.80%

Tires & Inner Tubes
2,300	Goodyear Tire & Rubber Co. *	41,009	1.93%

Transportation Services
585	GATX Corp.	25,933	1.22%

Water Transportation
5,610	Horizon Lines, Inc.	55,820	2.62%

Wholesale - Electronic Parts & Equipment, NEC
1,930	Avnet Inc. *	52,650	2.47%

Total for Common Stock (Cost $1,591,779)		$ 1,506,971	70.81%

REAL ESTATE INVESTMENT TRUSTS
9,500	Anworth Mortgage Asset Corp.	61,845
9,565	MFA Mortgage Investments Inc.	62,364
Total for Real Estate Investment Trusts (Cost - $136,096)		124,209	5.84%

CASH EQUIVALENTS
427,391	SEI Daily Income Treasury Government CL B 1.97% ***	427,391	20.08%
	(Cost $427,391)

Total Investment Securities		2,058,571	96.73%
	(Cost $2,155,266)

Other Assets In Excess of Liabilities		69,495	3.27%

Net Assets		$ 2,128,066	100.00%

*Non-Income Producing Securities.

***Variable Rate Security; the rate shown was the rate at

June 30, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  24

Paradigm Small Cap Growth Fund

	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
15	Terra Industries Inc. *	$ 740	2.31%

Apparel & Other Finished Products of Fabrics & Similar Material
35	G-III Apparel Group, Ltd. *	432
5	Gymboree Corp. *	200
		632	1.98%

Beverages
16	Compania Cervecerias Unidas S.A.	467	1.46%

Biological Products, (No Diagnostic Substances)
15	Acorda Therapeutics, Inc. *	493
7	Imclone Systems Inc. *	283
20	ZymoGenetics, Inc.*	168
		944	2.95%

Bituminous Coal & Lignite Surface Mining
11	Alpha Natural Resources Inc. *	1,147	3.58%

Bottled & Canned Soft Drinks Carbonated Waters
7	National Beverage Corp. *	51	0.16%

Crude Petroleum & Natural Gas
20	ATP Oil & Gas Corp. *	789
16	Cimarex Energy Co.	1,115
15	Comstock Resources, Inc. *	1,266
5	Stone Energy Corp. *	330
5	Swift Energy Co. *	330
		3,830	11.97%

Deep Sea Foreign Transportation
5	Eagle Bulk Shipping Inc.	148	0.46%

Electrical Industrial Apparatus
10	GrafTech International Ltd. *	268	0.84%

Fire, Marine & Casualty Insurance
36	Flagstone Reinsurance Holdings Ltd.	424	1.33%

General Building Contractors - Nonresidential Buildings
10	Perini Corp. *	331	1.03%

Industrial Instruments For Measurement, Display and Control
6	Esterline Technologies Corp. *	296	0.93%

Laboratory Analytical Instruments
3	Illumina Inc. *	261	0.82%

Malt Beverages
7	Boston Beer Co. Inc. *	285	0.89%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
20	Phillips-Van Heusen Corp.	732	2.29%

Mineral Royalty Traders
15	Royal Gold Inc.	470	1.47%

Miscellaneous Industrial & Commercial Machinery & Equipment
13	Moog Inc. Class A *	484	1.51%

Miscellaneous Manufacturing Industries
47	PokerTek, Inc. *	173
25	Shuffle Master Inc. *	124
		297	0.93%

Miscellaneous Metal Ores
46	Polymet Mining Corp. *	179	0.56%

Natural Gas Transmission
9	Williams Partners L.P.	296	0.93%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  25

Paradigm Small Cap Growth Fund

	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Orthopedic, Prosthetic & Surgical Appliances
7	Edwards Lifesciences Corp. *	$ 434
30	Hansen Medical, Inc. *	502
2	Intuitive Surgical, Inc. *	539
		1,475	4.61%

Petroleum Refining
3	Alon USA Energy Inc.	36	0.11%

Pharmaceutical Preparations
13	BioMarin Pharmaceutical Inc. *	377	1.18%

Prefabricated Metal Buildings & Components
10	NCI Building Systems Inc. *	367	1.15%

Refrigeration & Service Industry Machinery
26	TurboChef Technologies Inc. *	124	0.39%

Retail - Catalog & Mail-Order Houses
25	Affinity Media International Corp. *	148	0.46%

Retail - Eating Places
5	Buffalo Wild Wings Inc. *	124	0.39%

Retail - Family Clothing Stores
5	The Childrens Place Retail Stores, Inc. *	180	0.56%

Search, Detection, Navigation, Guidance, Aeronautical Systems
10	FLIR Systems Inc. *	406	1.27%

Semiconductors & Related Devices
95	Cirrus Logic Inc. *	528
15	Hittite Microwave Corporation *	534
		1,062	3.32%

Services - Business Services, NEC
15	DG FastChannel, Inc. *	259
15	HMS Holdings Corp. *	322
		581	1.82%

Services - Commercial Physical & Biological Research
5	Charles River Laboratories International Inc. *	320	1.00%

Services - Computer Integrated Systems
65	Macrovision Solutions Corp. *	972	3.04%

Services - Computer Programming Services
121	Entrust Inc. *	356	1.11%

Services - Equipment Rental & Leasing
9	Entrust Inc. *	154	0.48%

Services - Management Consulting
3	FTI Consulting, Inc. *	205
5	inVentiv Health, Inc. *	139
		344	1.08%

Services - Motion Picture & Video Tape Production
121	Lions Gate Entertainment Corp. *	1,254	3.92%

Services - Prepackaged Software
6	Ansys, Inc. *	283
10	THQ Inc. *	202
39	Ultimate Software Group Inc. *	1,390
		1,875	5.86%

Surgical & Medical Instruments & Apparatus
26	NuVasive, Inc. *	1,161	3.63%

Telephone Communications (No Radio Telephone)
20	NTELOS Holdings Corp.	507	1.58%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  26

Paradigm Small Cap Growth Fund

		Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Television Broadcasting Stations
5	Central European Media Enterprises Ltd. * **	$ 453	1.42%

Water Supply
20	American Water Works Company, Inc. *	444	1.38%

Water Transportation
5	Knightsbridge Tankers Limited **	161	0.50%

Wholesale-Farm Product Raw Materials
33	SunOpta Inc. *	171	0.52%

Women's, Misses', Children's & Infants' Undergarments
15	Guess? Inc.	562	1.75%

Total for Common Stock (Cost $24,471)		$ 25,896	80.93%

CASH EQUIVALENTS
6,128	SEI Daily Income Treasury Government CL B 1.97% ***	6,128	19.15%
	(Cost $6,128)

Total Investment Securities		32,024	100.08%
	(Cost $30,599)

Liabilities In Excess of Other Assets		(25)	-0.08%

Net Assets		$ 31,999	100.00%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

***Variable Rate Security; the rate shown was the rate at

June 30, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  27

Paradigm Funds

Statement of Assets and Liabilities (Unaudited)	Value	Select
June 30, 2008	Fund	Fund

Assets:
Investment Securities at Market Value	$ 117,195,443	$ 4,917,141

Receivable for Securities Sold	40,600	21,220
Receivable for Fund Shares Sold	150,909	-
Dividend Receivable	64,799	2,294
Interest Receivable	16,727	319
Total Assets	117,468,478	4,940,974
Liabilities:
Payable for Securities Purchased	200,288	2,597
Payable for Fund Shares Redeemed	166,132	23,320
Payable to Advisor	204,905	7,171
Total Liabilities	571,325	33,088
Net Assets	$ 116,897,153	$ 4,907,886
Net Assets Consist of:
Paid In Capital	$ 118,614,296	$ 4,485,323
Accumulated Net Investment Income (Loss)	490,478	(3,536)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(3,529,029)	166,461
Unrealized Appreciation in Value of Investments Securities - Net	1,321,408	259,638
Net Assets	$ 116,897,153	$ 4,907,886

Net Asset Value and Offering Price (Note 2)	$ 44.71	$ 25.13

Investments at Identified Cost	$ 115,874,035	$ 4,657,503

Shares Outstanding (Unlimited number of shares authorized)	2,614,831	195,287

Statement of Operations (Unaudited)
For the six months ended June 30, 2008

Investment Income:
Dividends	$ 1,504,894	$ 54,806
Interest	132,694	4,006
Total Investment Income	1,637,588	58,812
Expenses:
Investment Advisor Fees	1,144,758	62,348
Interest Expense	2,352	-
Total Expenses	1,147,110	62,348
Net Expenses	1,147,110	62,348

Net Investment Income (Loss)	490,478	(3,536)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(3,655,650)	173,897
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,964,450)	(1,063,846)
Net Realized and Unrealized Gain (Loss) on Investments	(11,620,100)	(889,949)

Net Decrease in Net Assets from Operations	$ (11,129,622)	$ (893,485)

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  28

Paradigm Funds
		Capital
Statement of Assets and Liabilities (Unaudited)	Opportunity	Appreciation
June 30, 2008	Fund	Fund

Assets:
Investment Securities at Market Value	$ 3,526,064	$ 1,910,255

Receivable for Securities Sold	-	21,251
Dividend Receivable	1,827	896
Interest Receivable	272	40
Total Assets	3,528,163	1,932,442
Liabilities:
Payable for Securities Purchased	-	39,432
Payable for Fund Shares Redeemed	-	1,093
Payable to Advisor	4,817	2,053
Total Liabilities	4,817	42,578
Net Assets	$ 3,523,346	$ 1,889,864
Net Assets Consist of:
Paid In Capital	$ 3,992,922	$ 2,659,726
Accumulated Net Investment Income (Loss)	(12,150)	(1,269)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(223,270)	(625,440)
Unrealized Appreciation (Depreciation) in Value of Investments Securities - Net	(234,156)	(143,153)
Net Assets	$ 3,523,346	$ 1,889,864

Net Asset Value and Offering Price (Note 2)	$ 19.90	$ 17.07

Investments at Identified Cost	$ 3,760,220	$ 2,053,408

Shares Outstanding (Unlimited number of shares authorized)	177,091	110,696

Statement of Operations (Unaudited)
For the six months ended June 30, 2008

Investment Income:
Dividends	$ 18,703	$ 15,416
Interest	3,339	512
Total Investment Income	22,042	15,928
Expenses:
Investment Advisor Fees	45,589	20,063
Total Expenses	45,589	20,063
Less: Expenses Waived	(11,397)	(2,866)
Net Expenses	34,192	17,197

Net Investment Income (Loss)	(12,150)	(1,269)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(221,324)	(614,012)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(438,717)	188,769
Net Realized and Unrealized Gain (Loss) on Investments	(660,041)	(425,243)

Net Decrease in Net Assets from Operations	$ (672,191)	$ (426,512)

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  29

Paradigm Funds
	Intrinsic	Small Cap
Statement of Assets and Liabilities (Unaudited)	Value	Growth
June 30, 2008	Fund	Fund

Assets:
Investment Securities at Market Value	$ 2,058,571	$ 32,024

Receivable for Fund Shares Sold
Receivable for Securities Sold	70,768	-
Dividend Receivable	517	5
Interest Receivable	487	12
Total Assets	2,130,343	32,041
Liabilities:
Payable to Advisor	2,277	42
Total Liabilities	2,277	42
Net Assets	$ 2,128,066	$ 31,999
Net Assets Consist of:
Paid In Capital	$ 2,254,862	$ 32,382
Accumulated Net Investment Income (Loss)	23,088	(15)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(53,189)	(1,793)
Unrealized Appreciation (Depreciation) in Value of Investments Securities - Net	(96,695)	1,425
Net Assets	$ 2,128,066	$ 31,999

Net Asset Value and Offering Price (Note 2)	$ 18.99	$ 19.56

Investments at Identified Cost	$ 2,155,266	$ 30,599

Shares Outstanding (Unlimited number of shares authorized)	112,036	1,636

Statement of Operations (Unaudited)
For the six months ended June 30, 2008

Investment Income:
Dividends (Foreign taxes and fees withheld $221, $6, respectively)	$ 25,772	$ 39
Interest	7,449	154
Total Investment Income	33,221	193
Expenses:
Investment Advisor Fees	10,133	208
Total Expenses	10,133	208
Net Expenses	10,133	208

Net Investment Income (Loss)	23,088	(15)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(53,189)	(1,793)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(96,695)	1,425
Net Realized and Unrealized Gain (Loss) on Investments	(149,884)	(368)

Net Decrease in Net Assets from Operations	$ (126,796)	$ (383)

The accompanying notes are an integral part of these

financial statements

2008 Semi-Annual Report  30

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund
	(Unaudited)		(Unaudited)
	1/1/2008	1/1/2007	1/1/2008	1/1/2007
	to	to	to	to
	6/30/2008	12/31/2007	6/30/2008	12/31/2007
From Operations:
Net Investment Income (Loss)	$ 490,478	$ (785,187)	$ (3,536)	$ (25,547)
Net Realized Gain (Loss) on Investments and Short Positions	(3,655,650)	4,153,214	173,897	17,379
Change in Net Unrealized Appreciation (Depreciation)	(7,964,450)	(459,174)	(1,063,846)	565,965
Increase (Decrease) in Net Assets from Operations	(11,129,622)	2,908,853	(893,485)	557,797
From Distributions to Shareholders:
Net Investment Income	-	-	-	-
Net Realized Gain (Loss) from Security Transactions	-	(3,925,744)	-	(17,970)
Total Distributions to Shareholders	-	(3,925,744)	-	(17,970)
From Capital Share Transactions:
Proceeds From Sale of Shares	33,637,789	100,524,715	170,708	5,370,689
Proceeds from Redemption Fees (Note 2)	28,013	27,242	-	-
Shares Issued on Reinvestment of Dividends	-	3,867,545	-	17,970
Cost of Shares Redeemed	(21,885,564)	(43,898,992)	(5,478,380)	(1,493,447)
Net Increase (Decrease) from Shareholder Activity	11,780,238	60,520,510	(5,307,672)	3,895,212

Net Increase (Decrease) in Net Assets	650,616	59,503,619	(6,201,157)	4,435,039

Net Assets at Beginning of Period	116,246,537	56,742,918	11,109,043	6,674,004

Net Assets at End of Period	$116,897,153	$116,246,537	$4,907,886	$11,109,043

Accumulated Undistributed Net Investment Income/(Loss)	$ 490,478	$ -	$ (3,536)	$ -

Share Transactions:
Issued	734,071	1,967,239	6,458	199,502
Reinvested	-	78,195	-	638
Redeemed	(478,459)	(854,854)	(209,165)	(54,151)
Net Increase (Decrease) in Shares	255,612	1,190,580	(202,707)	145,989
Shares Outstanding Beginning of Period	2,359,219	1,168,639	397,994	252,005
Shares Outstanding End of Period	2,614,831	2,359,219	195,287	397,994

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  31

Paradigm Funds

Statements of Changes in Net Assets	Opportunity Fund		Capital Appreciation
	(Unaudited)		(Unaudited)
	1/1/2008	1/1/2007	1/1/2008	1/1/2007*
	to	to	to	to
	6/30/2008	12/31/2007	6/30/2008	12/31/2007
From Operations:
Net Investment Income (Loss)	$ (12,150)	$ (9,582)	$ (1,269)	$ 7,439
Net Realized Gain (Loss) on Investments	(221,324)	167,757	(614,012)	(11,428)
Change in Net Unrealized Appreciation (Depreciation)	(438,717)	(204,857)	188,769	(331,922)
Increase (Decrease) in Net Assets from Operations	(672,191)	(46,682)	(426,512)	(335,911)
From Distributions to Shareholders:
Net Investment Income	-	-	-	(7,433)
Net Realized Gain (Loss) from Security Transactions	-	(166,837)	-	-
Total Distributions to Shareholders	-	(166,837)	-	(7,433)
From Capital Share Transactions:
Proceeds From Sale of Shares	25,626	2,073,387	19,776	4,857,053
Proceeds from Redemption Fees (Note 2)	-	-	-	-
Shares Issued on Reinvestment of Dividends	-	166,837	-	7,401
Cost of Shares Redeemed	(1,442,669)	(132,952)	(2,014,334)	(210,176)
Net Increase (Decrease) from Shareholder Activity	(1,417,043)	2,107,272	(1,994,558)	4,654,278

Net Increase (Decrease) in Net Assets	(2,089,234)	1,893,753	(2,421,070)	4,310,934

Net Assets at Beginning of Period	5,612,580	3,718,827	4,310,934	-

Net Assets at End of Period	$ 3,523,346	$ 5,612,580	$ 1,889,864	$ 4,310,934

Accumulated Undistributed Net Investment Income/(Loss)	$ (12,150)	$ -	$ (1,269)	$ -

Share Transactions:
Issued	1,227	82,592	1,133	235,472
Reinvested	-	7,238	-	386
Redeemed	(68,852)	(5,324)	(116,096)	(10,199)
Net Increase (Decrease) in Shares	(67,625)	84,506	(114,963)	225,659
Shares Outstanding Beginning of Period	244,716	160,210	225,659	-
Shares Outstanding End of Period	177,091	244,716	110,696	225,659

*Commencement of operations.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  32

Paradigm Funds

Statements of Changes in Net Assets	Intrinsic Value Fund	Small Cap Growth Fund
	(Unaudited)	(Unaudited)
	1/1/2008*	1/1/2008*
	to	to
	6/30/2008	6/30/2008
From Operations:
Net Investment Income (Loss)	$ 23,088	$ (15)
Net Realized Gain (Loss) on Investments	(53,189)	(1,793)
Change in Net Unrealized Appreciation (Depreciation)	(96,695)	1,425
Increase (Decrease) in Net Assets from Operations	(126,796)	(383)
From Distributions to Shareholders:
Net Investment Income	-	-
Net Realized Gain from Security Transactions	-	-
Total Distributions to Shareholders	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	2,271,297	32,382
Proceeds from Redemption Fees (Note 2)	-	-
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(16,435)	-
Net Increase from Shareholder Activity	2,254,862	32,382

Net Increase in Net Assets	2,128,066	31,999

Net Assets at Beginning of Period	-	-

Net Assets at End of Period	$ 2,128,066	$ 31,999

Accumulated Undistributed Net Investment Income/(Loss)	$ 23,088	$ (15)

Share Transactions:
Issued	112,862	1,636
Reinvested		-
Redeemed	(826)	-
Net Increase in Shares	112,036	1,636
Shares Outstanding Beginning of Period	-	-
Shares Outstanding End of Period	112,036	1,636

*Commencement of operations.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  33

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund
	(Unaudited)
Selected data for a share outstanding	1/1/2008		1/1/2007	1/1/2006	1/1/2005	1/1/2004	1/1/2003*
throughout the period:	to		to	to	to	to	to
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value - Beginning of Period	$ 49.27		$ 48.55	$ 42.90	$ 37.51	$ 28.83	$ 20.00
Net Investment Loss (a)	0.19		(0.40)	(0.47)	(0.40)	(0.44)	(0.33)
Net Gains on Securities (realized and unrealized)	(4.76)		2.84	8.69	7.75	9.69	12.52
Total from Investment Operations	(4.57)		2.44	8.22	7.35	9.25	12.19

Distributions (From Net Investment Income)	-		-	-	-	-	-
Distributions (From Capital Gains)	-		(1.73)	(2.58)	(1.96)	(0.57)	(3.36)
Total Distributions	-		(1.73)	(2.58)	(1.96)	(0.57)	(3.36)
Proceeds from Redemption Fee (Note 2)	0.01		0.01	0.01	-	-	-

Net Asset Value - End of Period	$ 44.71		$ 49.27	$ 48.55	$ 42.90	$ 37.51	$ 28.83
Total Return (b)	(9.26)%	***	5.03%	19.19%	19.61%	32.09%	60.89%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$116,897		$116,247	$ 56,743	$ 24,002	$ 14,528	$ 4,213

Ratio of Expenses to Average Net Assets,
Excluding Dividends on Securities Sold Short
and Interest Expense	1.99%	**	2.00%	2.00%	2.00%	1.99%	2.00%
Ratio of Dividend Expense on Securities Sold Short
and Interest Expense to Average Net Assets	0.00%	**	0.02%	0.02%	0.06%	0.04%	-
Ratio of Expenses to Average Net Assets	1.99%	**	2.02%	2.02%	2.06%	2.03%	2.00%
Ratio of Net Investment Loss to Average Net Assets	0.85%	**	-0.78%	-1.02%	-0.98%	-1.34%	-1.28%

Portfolio Turnover Rate	37.69%		59.75%	69.95%	67.39%	91.66%	138.81%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2008		1/1/2007	1/1/2006	1/1/2005*
	to		to	to	to
	6/30/2008		12/31/2007	12/31/2006	12/31/2005

Net Asset Value - Beginning of Period	$ 27.91		$ 26.48	$ 22.33	$ 20.00
Net Investment Loss (a)	(0.01)		(0.06)	(0.08)	(0.08)
Net Gains on Securities (realized and unrealized)	(2.77)		1.54	4.92	2.49
Total from Investment Operations	(2.78)		1.48	4.84	2.41

Distributions (From Net Investment Income)	-		-	-	-
Distributions (From Capital Gains)	-		(0.05)	(0.69)	(0.08)
Total Distributions	-		(0.05)	(0.69)	(0.08)
Proceeds from Redemption Fee (Note 2)	-		-	-	-

Net Asset Value - End of Period	$ 25.13		$ 27.91	$ 26.48	$ 22.33
Total Return (b)	(9.96)%	***	5.57%	21.67%	12.06%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 4,908		$ 11,109	$ 6,674	$ 2,521

Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	-0.09%	**	-0.23%	-0.30%	-0.36%

Portfolio Turnover Rate	24.97%		64.68%	72.15%	68.56%

* Commencement of operations. ** Annualized. *** Not Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  34

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2008		1/1/2007	1/1/2006	1/1/2005*
	to		to	to	to
	6/30/2008		12/31/2007	12/31/2006	12/31/2005

Net Asset Value - Beginning of Period	$ 22.94		$ 23.21	$ 21.33	$ 20.00
Net Investment Income (Loss) (a)	(0.06)		(0.04)	(0.04)	0.04
Net Gains (Loss) on Securities (realized and unrealized)	(2.98)		0.47	2.47	1.49
Total from Investment Operations	(3.04)		0.43	2.43	1.53

Distributions (From Net Investment Income)	-		-	-	(0.02)
Distributions (From Capital Gains)	-		(0.70)	(0.55)	(0.18)
Total Distributions	-		(0.70)	(0.55)	(0.20)
Proceeds from Redemption Fee (Note 2)	-		-	-	-

Net Asset Value - End of Period	$ 19.90		$ 22.94	$ 23.21	$ 21.33
Total Return (b)	(13.25)%	***	1.85%	11.39%	7.65%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 3,523		$ 5,613	$ 3,719	$ 3,289

Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%	**	2.00%	2.00%	2.00%
Ratio of Net Investment Loss to Average Net Assets	-1.03%	**	-0.67%	-0.68%	-0.11%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50%	**	1.50%	1.50%	1.69%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	-0.53%	**	-0.17%	-0.18%	0.21%

Portfolio Turnover Rate	107.04%		169.26%	122.62%	129.06%

Paradigm Capital Appreciation Fund

Financial Highlights - Paradigm Capital Appreciation Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2008		1/1/2007*
	to		to
	6/30/2008		12/31/2007

Net Asset Value - Beginning of Period	$ 19.10		$ 20.00
Net Investment Income (Loss) (a)	(0.01)		0.04
Net Gains (Loss) on Securities (realized and unrealized)	(2.02)		(0.91)
Total from Investment Operations	(2.03)		(0.87)

Distributions (From Net Investment Income)	-		(0.03)
Distributions (From Capital Gains)	-		-
Total Distributions	-		(0.03)
Proceeds from Redemption Fee (Note 2)	-		-

Net Asset Value - End of Period	$ 17.07		$ 19.10
Total Return (b)	(10.63)%	***	(4.34)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 1,890		$ 4,311

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.40%	**	1.40%
Ratio of Net Investment Loss to Average Net Assets	-0.29%	**	-0.03%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.20%	**	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	-0.09%	**	0.17%

Portfolio Turnover Rate	20.17%		82.42%

* Commencement of operations. ** Annualized. *** Not Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on
Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  35

Paradigm Intrinsic Value Fund

Financial Highlights - Paradigm Capital Appreciation Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2008*
	to
	6/30/2008

Net Asset Value - Beginning of Period	$ 20.00
Net Investment Income (Loss) (a)	(1.53)
Net Gains (Loss) on Securities (realized and unrealized)	0.52
Total from Investment Operations	(1.01)

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-
Proceeds from Redemption Fee (Note 2)	-

Net Asset Value - End of Period	$ 18.99
Total Return (b)	(5.05)%	***

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 2,128

Ratio of Expenses to Average Net Assets	1.25%	**
Ratio of Net Investment Income to Average Net Assets	2.85%	**

Portfolio Turnover Rate	49.83%

Paradigm Small Cap Growth Fund

Financial Highlights - Paradigm Capital Appreciation Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2008*
	to
	6/30/2008

Net Asset Value - Beginning of Period	$ 20.00
Net Investment Income (Loss) (a)	(0.01)
Net Gains (Loss) on Securities (realized and unrealized)	(0.43)
Total from Investment Operations	(0.44)

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-
Proceeds from Redemption Fee (Note 2)	-

Net Asset Value - End of Period	$ 19.56
Total Return (b)	(2.20)%	***

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 32

Ratio of Expenses to Average Net Assets	1.50%	**
Ratio of Net Investment Loss to Average Net Assets	-0.11%	**

Portfolio Turnover Rate	86.51%

* Commencement of operations. ** Annualized. *** Not Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  36

NOTES TO FINANCIAL STATEMENTS

PARADIGM FUNDS

June 30, 2008

(Unaudited)

1.) ORGANIZATION

The Paradigm Funds (the "Trust”) is an open-end management investment company organized in Ohio as a business trust on September 13, 2002 that may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. The Paradigm Value Fund's investment objective is long-term capital appreciation. The Paradigm Opportunity Fund (“Opportunity”) and Paradigm Select Fund (“Select”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Paradigm Capital Appreciation Fund (“Capital Appreciation”) commenced operations on January 1, 2007. The Paradigm Capital Appreciation Fund's investment objective is long-term capital appreciation. The Paradigm Intrinsic Value Fund (“Intrinsic Value”) and Paradigm Small Cap Growth Fund (“Small Cap Growth”) both commenced operations on January 1, 2008 with long-term capital appreciation as their objective.  The Advisor to Value, Opportunity, Select, Capital Appreciation, Intrinsic Value and Small Cap Growth (collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Securities that are traded on any exchange, including the NASDAQ, are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, or when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants

2008 Semi-Annual Report  37

Notes to the Financial Statements (Unaudited) - continued

would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds’ assets carried at fair value:

                                                                 Value                     Select                Opportunity

                                                            Investments              Investments           Investments

Valuation Inputs

                       in Securities              in Securities          in Securities

Level 1- Quoted Prices                                                             $117,195,443               $4,917,141             $3,526,064

Level 2- Significant Other Observable Inputs

                            -                              -                            -

Level 3- Significant Unobservable Inputs

                            -                              -                            -

Total

          $117,195,443               $4,917,141             $3,526,064

                                                                Capital                                               Small Cap

                                                            Appreciation           Intrinsic Value             Growth

                                                            Investments             Investments           Investments

Valuation Inputs                                                                         in Securities            in Securities          in Securities

Level 1- Quoted Prices

                          $1,910,255              $2,058,571            $    32,024

Level 2- Significant Other Observable Inputs                                                 -                              -                          -

Level 3- Significant Unobservable Inputs                                                       -                              -                          -

Total                                                                                          $1,910,255               $2,058,571            $    32,024

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During six month period ended June 30, 2008 proceeds from redemption fees were $28,013, $0, $0, $0, $0 and $0 for the Value, Select, Opportunity, Capital Appreciation, Intrinsic Value and Small Cap Growth Funds, respectively.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the

2008 Semi-Annual Report  38

Notes to the Financial Statements (Unaudited) - continued

beginning net asset value of the Funds.

As of and during the period ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal and state tax authorities for tax years before 2004.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3.) INVESTMENT ADVISORY AGREEMENTS

Each of the Funds has an investment advisory agreement (collectively the "Management Agreements") with the Advisor.  Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds.  The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 2.00% of Value Fund's average daily net assets up to $100 million and 1.75% of such assets in excess of $100 million; 2.00% of the average daily net assets from Opportunity; 1.50% of the average daily net assets from both Select and Small Cap Growth; 1.40% of the average daily net assets from Capital Appreciation and 1.25% of the average daily net assets from Intrinsic Value.  As a result of the above calculation, for the six month period ended June 30, 2008, the Advisor earned management fees totaling $1,144,758, $62,348, $45,589 (before the waiver described below), $20,063 (before the waiver described below), $10,133 and $208 for the Value, Select, Opportunity, Capital Appreciation, Intrinsic Value and Small Cap Growth Funds, respectively.  At June 30, 2008, $204,905, $7,171, $4,817, $2,053, $2,277 and $42 was due to the Advisor from the Value, Select, Opportunity, Capital Appreciation, Intrinsic Value and Small Cap Growth Funds, respectively.  The Advisor has contractually agreed to waive management fees and/or reimburse Opportunity and Capital Appreciation to the extent necessary to maintain total annual operating expenses of those Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.50% and 1.20%, respectively, of daily net assets through May 1, 2009.  A total of $11,397 and $2,866 was waived for the six month period ended June 30, 2008 for the Opportunity and Capital Appreciation Funds, respectively.  The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses as defined under accounting principles generally accepted in the United States of America and indirect costs of investing in acquired funds.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust.  These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were paid $2,000 for each of the two meetings for the six month period ended June 30, 2008 for the Trust. Under the Management Agreements, the Advisor pays these fees.

4.) APPROVAL AND RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

On December 3, 2007 the Board of Trustees considered the approval of the Management Agreement for Intrinsic Value and Small Cap Growth.  In approving the Management Agreements, the Board of Trustees received material from the Advisor (the "Report") addressing the following factors:  (i) the

2008 Semi-Annual Report  39

Notes to the Financial Statements (Unaudited) - continued

investment performance of the Advisor; (ii) the nature, extent and quality of the services to be provided by the Advisor to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the shareholders.

The Board discussed the background and investment management experience of the Advisor's professional staff.  They reviewed with the Board the historical performance of other portfolios managed by the Advisor, and the growth of assets of the preceding year.  As for the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor's experience and capabilities.  The representatives of the Advisor reviewed and discussed with the Board the Advisor's ADV, and the Code of Ethics certifications. They summarized the information provided to the Board regarding matters such as the Advisor's financial condition and investment personnel of the Advisor.  Furthermore, they reviewed the Advisor's financial information and discussed the firm's ability to meet its obligations under the Agreements.  The Board concluded that the nature and extent of the services to be provided by the Advisor were consistent with their expectations, and that the quality of services provided to the other series of the Trust, particularly those provided by the portfolio managers, were consistent with their expectations.  The Trustees also concluded that the Advisor has the resources to provide quality advisory services to the Funds.

As to the costs of the services to be provided, the Board reviewed the fees under the Agreements compared to each Fund’s a group of funds of similar size, style and objective (the “Peer Group”), which consisted of smaller size funds.  The Report indicated that the Small Cap Growth Fund's expense ratio was lower than its Peer Group's average.  The Report also indicated that the Intrinsic Value Fund's expense ratio was lower than its Peer Group's average.  The Report also included information regarding fees charged to other clients of the Advisor.  Based on this information, the Board concluded that each Fund’s advisory fees were reasonable.  The Board also reviewed a projected profit and loss analysis prepared by the Advisor.  The Trustees concluded that the Advisor's Agreements with the Funds would not be overly profitable, and that an in depth discussion regarding economies of scale would be premature based on the fact that the Funds were new.  It was the consensus of the Trustees, including the independent Trustees, that approval of the Management Agreement would be in the best interest of the Funds and the shareholders.  Accordingly, the Board approved the Management Agreements for an initial two year period.

On February 13, 2008 the Board of Trustees considered the continuance of the Management Agreements for Value, Select, Opportunity and Capital Appreciation. In renewing the Management Agreements, the Board of Trustees received material from the Advisor (the "Report") addressing the following factors: (i) the investment performance of the Funds and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Funds;  (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective where fees and expenses had not been completely waived by the advisers to the funds (the "Peer Group"), as well as a larger group of funds categorized by Morningstar.  All performance data was through the period ended December 31, 2007.  The report also included comparative performance information for major indexes and other accounts managed by the Advisor.  The Trustees noted that Value continued to perform well in relation to its benchmark and its Peer Group.  In regards to Select and Opportunity, the Trustees noted that the Funds also continued to perform well, outperforming their benchmarks and their Peer Groups.  The Trustees also discussed Capital Appreciation performance. It was noted that the Fund under-performed its index. The Trustees concluded that the Value, Select, and Opportunity Funds' performance was either consistent with or above performance expectations.  As for the Capital Appreciation Fund, the Trustees concluded that the Fund's performance was acceptable given the short operating history of the Fund and the negative impact of stock volatility over the short term.

As for the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor's experience and capabilities.  The representatives of the Advisor reviewed and discussed with the Board the Advisor's ADV, and the Code of Ethics certifications. They summarized the information provided to the Board regarding matters such as the Advisor's financial condition and investment personnel of the Advisor.  They also discussed the portfolio managers' backgrounds and investment management experience.  Furthermore, they reviewed the Advisor's financial information and discussed the firm's ability to meet its obligations under the Agreements.  The Board concluded that the nature and extent of the services provided by the Advisor were consistent with their expectations, and that the quality of services, particularly those provided by the portfolio managers, was exceptional.  The

2008 Semi-Annual Report  40

Notes to the Financial Statements (Unaudited) - continued

Trustees also concluded that the Advisor has the resources to provide quality advisory services to the Funds.

As to the costs of the services to be provided, the Board reviewed the fees under the Agreements compared to the Peer Groups.  The Value Fund's expense ratio was found to be higher than its Peer Group's average expense ratio, but within the range of its Peer Group.  The report indicated that the Select Fund's, Opportunity Fund's, and Capital Appreciation Fund's expense ratios were lower than their Peer Group's average expense ratios.  The Report also included information regarding fees charged to other clients of the Advisor.  The Trustees concluded that the advisory fees were reasonable.  The Trustees also reviewed a profit and loss analysis prepared by the Advisor that disclosed the direct and indirect expenses paid by the Advisor on behalf of each Fund, and the total revenue derived by the Advisor from the Funds. The Trustees noted that the Advisor did not utilize the affiliated broker and received no soft dollar benefits.  The Trustees concluded that the Advisor was not overly profitable.  Management noted that they anticipate breakpoints for the Value Fund in the future, but that a discussion regarding economies of scale would be premature based on the current size of the other Funds.  It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreements would be in the best interests of the Funds and their shareholders.  Accordingly, the Board approved the continuation of the Management Agreements for an additional year.

5.) INVESTMENTS

For the six month period ended June 30, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

                                                                        Capital

                                    Value                   Select                Opportunity           Appreciation

Purchases               $49,116,751

           $2,005,137              $4,613,295              $577,113

Sales

                  $39,865,782

           $7,190,588

                 $6,096,783           $2,462,545

                              Intrinsic Value                Small Cap Growth

Purchases                $2,348,016

              $40,829

Sales

                      $566,952

                          $14,565

There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, at June 30, 2008 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                Capital
                                                                        Value                  Select          Opportunity          Appreciation

Cost of Investments                                    $115,874,035          $4,657,503        $3,760,220           $2,053,408

Gross Unrealized Appreciation                      $13,594,705             $763,512            $97,896              $203,091

Gross Unrealized Depreciation                     ($12,273,297)

            ($503,874)

           ($332,052)            ($346,244)

Net Unrealized Appreciation

   (Depreciation) on Investments

                   $1,321,408              $259,638

                       ($234,156)           ($143,153)

                                                              Intrinsic Value      Small Cap Growth

Cost of Investments                                     $2,155,266

               $30,599

Gross Unrealized Appreciation                          $66,434                   $3,121

Gross Unrealized Depreciation                       ($163,129)

               ($1,696)

Net Unrealized Appreciation

   (Depreciation) on Investments                       ($96,695)                  $1,425

6.) CAPITAL SHARES

At June 30, 2008, the Trust was authorized to issue an unlimited number of shares of beneficial interest. The following are the shares issued and paid in capital outstanding for the Funds at June 30, 2008:

                                                                            Value                    Select                      Opportunity

Shares Issued and Outstanding

                          2,614,831                195,287                         177,091

Paid in Capital

                     $118,614,296           $4,485,323                     $3,992,922

                                                               Capital Appreciation        Intrinsic Value          Small Cap Growth

Shares Issued and Outstanding

                             110,696

                                   112,036                        1,636

Paid in Capital

                         $2,659,726              $2,254,862                    $32,382

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund

2008 Semi-Annual Report  41

Notes to the Financial Statements (Unaudited) - continued

creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. At June 30, 2008, Charles Schwab & Co., Inc. and National Financial Services, LLC both held through omnibus accounts, in aggregate, 42.07% and 26.54%, respectively, of the Value Fund, and therefore  each may be deemed to control the Fund.  Michael J. Rosenthal held, in aggregate, 34.86% of the Select Fund, and therefore may be deemed to control the Fund.  Candace King Weir held, in aggregate, 87.77% of the Opportunity Fund, and therefore may be deemed to control the Fund.  Also, Candace King Weir held, in aggregate, 79.81% of the Capital Appreciation Fund, and therefore may be deemed to control the Fund.  Candace King Weir and Charles Schwab & Co., Inc., for the benefit of its customers, held, in aggregate, 66.94% and 30.02%, respectively, of the Intrinsic Value Fund, and therefore each may be deemed to control the Fund.

8.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2008 and the fiscal year ended December 31, 2007 were as follows:

Six Month Period

Fiscal Year Ended

         Ended June 30, 2008        December 31, 2007

PARADIGM VALUE FUND

Ordinary Income

                 $               -

                    $              -

Short-term Capital Gain

          -

            -

Long-term Capital Gain

                                  -

           3,925,744

    $                -

                    $ 3,925,744

PARADIGM SELECT FUND

Ordinary Income

                $               -

                    $              -

Short-term Capital Gain

         -

            -

Long-term Capital Gain

                     -

    17,970

    $               -

        $      17,970

PARADIGM OPPORTUNITY FUND

Ordinary Income

                $               -

                                 $               -

Short-term Capital Gain

         -

                          -

Long-term Capital Gain

                     -

                166,837

                 $               -

                      $    166,837

PARADIGM CAPITAL APPRECIATION FUND

Ordinary Income

                $               -

                     $        7,433

Short-term Capital Gain

         -

              -

Long-term Capital Gain

                     -

                                      -

    $               -

                      $       7,433

PARADIGM INTRINSIC VALUE FUND (Inception date January 1, 2008)

Ordinary Income

                $               -

Short-term Capital Gain

                                                                                 -

Long-term Capital Gain

                     -

    $                -

PARADIGM SMALL CAP GROWTH FUND (Inception date January 1, 2008)

Ordinary Income

                 $               -

Short-term Capital Gain

          -

Long-term Capital Gain

                      -

     $                -

2008 Semi-Annual Report  42

DISCLOSURE OF EXPENSES

(Unaudited)

Shareholders of the Paradigm Funds (the “Funds”) incur ongoing costs. The ongoing costs associated with the Paradigm Value Fund include management fees and interest expense. The ongoing costs associated with the Paradigm Opportunity Fund, Paradigm Select Fund, Paradigm Capital Appreciation Fund, Paradigm Intrinsic Value Fund and Paradigm Small Cap Growth Fund consist solely of management fees.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent.  IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds.  In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds' shareholder reports.

PARADIGM VALUE FUND

                                                                Expenses Paid

                                                                   Beginning                   Ending                        During the Period*

                                                                Account Value           Account Value                 January 1, 2008

                                                   January 1, 2008          June 30, 2008                  to June 30, 2008

Actual                                   $1,000.00                   $907.45                                 $9.44

Hypothetical                         $1,000.00                 $1,014.97                                  $9.97

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PARADIGM SELECT FUND

                                                                Expenses Paid

                                                                   Beginning                   Ending                        During the Period*

                                                                Account Value           Account Value                 January 1, 2008

                                                   January 1, 2008          June 30, 2008                  to June 30, 2008

Actual                                   $1,000.00                   $900.39                                 $7.09

Hypothetical                         $1,000.00                  $1,017.40                                $7.52

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2008 Semi-Annual Report  43

Disclosure of Expenses (Unaudited) - continued

PARADIGM OPPORTUNITY FUND

                                                                Expenses Paid

                                                                   Beginning                   Ending                        During the Period*

                                                                Account Value           Account Value                 January 1, 2008

                                                   January 1, 2008          June 30, 2008                  to June 30, 2008

Actual                                   $1,000.00                    $867.48                                $9.29

Hypothetical                         $1,000.00                 $1,014.92                               $10.02

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PARADIGM CAPITAL APPRECIATION FUND

                                                                Expenses Paid

                                                                   Beginning                   Ending                        During the Period*

                                                                Account Value           Account Value                 January 1, 2008

                                                   January 1, 2008          June 30, 2008                  to June 30, 2008

Actual                                   $1,000.00                   $893.72                                $6.59

Hypothetical                         $1,000.00                 $1,017.90                                $7.02

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PARADIGM INTRINSIC VALUE FUND

                                                                Expenses Paid

                                                                   Beginning                   Ending                        During the Period*

                                                                Account Value           Account Value                 January 1, 2008

                                                   January 1, 2008          June 30, 2008                  to June 30, 2008

Actual                                   $1,000.00                   $949.50                                $6.03

*    Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the partial period).

                                                                Expenses Paid

                                                                   Beginning                   Ending                        During the Period

                                                                Account Value           Account Value                 January 1, 2008

                                                   January 1, 2008          June 30, 2008                  to June 30, 2008**

Hypothetical**                       $1,000.00                 $1,018.65                               $6.27

(5% annual return

before expenses)

**   The hypothetical example is calculated assuming that the Fund had been in operation for the full six month period from January 1, 2008 to June 30, 2008. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2008 Semi-Annual Report  44

Disclosure of Expenses (Unaudited) - continued

PARADIGM SMALL CAP GROWTH FUND

                                                                Expenses Paid

                                                                   Beginning                   Ending                        During the Period*

                                                                Account Value           Account Value                 January 1, 2008

                                                   January 1, 2008          June 30, 2008                  to June 30, 2008

Actual                                   $1,000.00                   $978.00                                $7.34

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the partial period).

                                                                Expenses Paid

                                                                   Beginning                   Ending                        During the Period

                                                                Account Value           Account Value                 January 1, 2008

                                                   January 1, 2008          June 30, 2008                  to June 30, 2008**

Hypothetical**                       $1,000.00                  $1,017.40                               $7.52

(5% annual return

before expenses)

**   The hypothetical example is calculated assuming that the Fund had been in operation for the full six month period from January 1, 2008 to June 30, 2008. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2008 Semi-Annual Report  45

ADDITIONAL INFORMATION

June 30, 2008

(Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES

Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-239-0732). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.paradigm-funds.com.  For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2008 Semi-Annual Report  46

Board of Trustees

Carl A. Florio

Lewis Golub

Candace King Weir

Anthony Mashuta

William P. Phelan

Investment Advisor

Paradigm Funds Advisor LLC

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Dr., Suite 400

Broadview Hts., OH 44147

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145-1524

This report is provided for the general information of the shareholders of the Paradigm Funds.  This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/ Candace King Weir

Candace King Weir

President

Date:            9 - 5 - 08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

Candace King Weir

President

Date:            9 - 5 - 08

By: /s/ Robert A. Benton

Robert A. Benton

Chief Financial Officer

Date:            9 - 5 - 2008